Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	472,315
Proposed Maximum Offering Price per Unit	57.51
Maximum Aggregate Offering Price	$ 27,162,835.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,751.19
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the First Business Financial Services, Inc. 2026 Equity Incentive Plan (the "2026 Plan") to prevent dilution resulting from stock splits, stock dividends, recapitalization or similar transactions that result in an increase in the number of outstanding securities. (b) The Proposed Maximum Offering Price per Unit is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a), Rule 457(c), and Rule 457(h) under the Securities Act. The price per share and aggregate offering price are calculated based on the average of the high and low sales prices of the Registrant's common stock on the Nasdaq Global Select Market on April 22, 2026, in accordance with Rule 457(c) under the Securities Act. (c) The shares being registered by the Registrant on this Registration Statement on Form S-8 under the 2026 Plan include 157,000 newly authorized shares of common stock. The remaining 315,315 shares being registered under the 2026 Plan are shares that were previously available for grant under the First Business Financial Services, Inc. 2019 Equity Incentive Plan (the "2019 Plan"). Of the 351,315 additional shares being registered, 144,954 shares represent shares that have not been issued under the 2019 Plan and 170,361 shares represent shares that otherwise would become available for reuse under the 2019 Plan due to forfeiture, expiration, cancellation or the like.